Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Ordinary Shares, Par Value	$ 0.01	$ 0.01
Ordinary Shares, Authorized	500,000	500,000
Ordinary Shares, Issued	124,572	117,139
Ordinary Shares, Outstanding	124,572	117,139